Financial Condition and Net Income on a Statutory Basis - Significant Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2013
Statutory Basis [Abstract]
Statutory Accounting Practices Disclosure [Table Text Block]
Statutory net income, and capital and surplus of the Company’s insurance subsidiaries, determined in accordance with statutory accounting practices prescribed by the applicable state insurance department or local regulatory authority are as follows (dollars in thousands):

	Statutory Capital & Surplus		Statutory Net Income (Loss)
	2013	2012	2013	2012	2011
RGA Reinsurance (U.S.)	$1,550,070	$1,644,589	$115,814	$3,497	$129,717
RCM (U.S.)	1,633,356	1,692,200	109,084	58,549	37,142
RGA Canada	767,108	725,738	89,428	95,861	102,229
RGA Barbados	716,116	596,388	70,941	81,942	149,015
RGA Australia	406,437	437,055	(36,548)	37,180	47,211
RGA Atlantic	379,889	449,769	(27,159)	91,898	70,160
RGA Americas	261,404	330,064	50,833	59,531	65,283
Other reinsurance subsidiaries	1,004,479	818,759	255,418	(428,049)	(439,625)

Reconciliation Of NAIC SAP And Prescribed Practice [Text Block]
A reconciliation of the Company’s surplus between NAIC SAP and practices prescribed by the state of domicile is shown below (dollars in thousands):

	December 31,
	2013	2012
Prescribed practice – surplus note	$343,780	$230,291
Prescribed practice – letters of credit	(436,300)	(488,000)
Surplus (deficit) – NAIC SAP	$(92,520)	$(257,709)